Putnam VT Mortgage Securities Fund
The fund's portfolio
3/31/25 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (160.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (48.9%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 4/15/28 to 7/20/36	$11,711	$12,333
6.00%, TBA, 4/1/55	1,000,000	1,015,047
6.00%, with due dates from 4/15/28 to 11/20/38	30,016	31,277
5.50%, TBA, 4/1/55	1,000,000	1,002,211
5.50%, 4/20/38	42,042	43,198
5.00%, TBA, 4/1/55	4,000,000	3,934,793
4.50%, TBA, 4/1/55	1,000,000	959,531
4.50%, 5/20/48	54,281	52,583
4.00%, TBA, 4/1/55	1,000,000	936,202
3.50%, TBA, 4/1/55	1,000,000	915,083
3.00%, TBA, 4/1/55	1,000,000	885,860
2.50%, TBA, 4/1/55	2,000,000	1,706,153
2.00%, TBA, 4/1/55	2,000,000	1,636,030

		13,130,301
U.S. Government Agency Mortgage Obligations (111.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 7/1/31	4,508	4,617
7.00%, with due dates from 11/1/26 to 4/1/32	23,487	24,527
Federal National Mortgage Association Pass-Through Certificates
7.50%, with due dates from 9/1/30 to 11/1/30	1,955	1,996
7.00%, with due dates from 8/1/33 to 12/1/35	95,291	99,540
6.50%, 9/1/36	5,367	5,592
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/55	3,000,000	3,047,395
5.50%, TBA, 4/1/55	7,000,000	6,991,789
5.00%, TBA, 4/1/55	1,000,000	980,207
4.00%, TBA, 4/1/55	2,000,000	1,863,737
3.50%, TBA, 4/1/55	3,000,000	2,705,874
3.00%, TBA, 4/1/55	2,000,000	1,733,595
2.50%, TBA, 4/1/55	6,000,000	4,990,021
2.50%, TBA, 4/1/40	1,000,000	925,347
2.00%, TBA, 4/1/55	6,000,000	4,769,341
2.00%, TBA, 4/1/40	1,000,000	903,936
1.50%, TBA, 4/1/40	1,000,000	877,608

		29,925,122

Total U.S. government and agency mortgage obligations (cost $42,992,403)		$43,055,423

MORTGAGE-BACKED SECURITIES (87.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (32.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x US 30 Day Average SOFR) + 25.33%), 7.834%, 4/15/37	$8,095	$9,288
REMICs IFB Ser. 3065, Class DC, ((-3 x US 30 Day Average SOFR) + 19.52%), 6.471%, 3/15/35	51,301	52,766
Strips FRB Ser. 406, Class F30, (US 30 Day Average SOFR + 1.15%), 5.49%, 10/25/53	76,643	77,192
REMICs FRB Ser. 5391, Class FC, (US 30 Day Average SOFR + 1.10%), 5.44%, 3/25/54	34,329	34,527
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	22,471	513
REMICs Ser. 4953, Class AI, IO, 4.00%, 2/25/50	625,761	127,737
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	261,529	54,101
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	483,478	96,088
REMICs Ser. 4136, Class IQ, IO, 3.50%, 11/15/42	163,600	17,284
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	11,275	254
REMICs Ser. 5071, Class IV, IO, 3.00%, 12/25/50	961,393	153,524
REMICs IFB Ser. 5003, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 1.646%, 8/25/50	537,760	70,192
REMICs IFB Ser. 4915, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 1.596%, 9/25/49	378,860	40,456
REMICs Ser. 3391, PO, zero %, 4/15/37	2,010	1,737
Federal National Mortgage Association
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x US 30 Day Average SOFR) + 22.86%), 6.951%, 2/25/38	4,183	4,226
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	224,847	37,894
REMICs Ser. 18-51, Class BI, IO, 5.50%, 7/25/38	154,059	9,658
Trust FRB Ser. 03-W8, Class 3F2, (US 30 Day Average SOFR + 0.46%), 4.804%, 5/25/42	1,366	1,360
REMICs Ser. 20-31, IO, 4.50%, 5/25/50	997,491	188,259
REMICs Ser. 12-104, Class HI, IO, 4.00%, 9/25/27	27,622	622
REMICs Ser. 21-25, Class IJ, IO, 3.50%, 5/25/51	398,489	79,183
REMICs Ser. 20-62, Class MI, IO, 3.50%, 5/25/49	963,723	175,215
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	522,520	82,115
REMICs Ser. 20-96, IO, 3.00%, 1/25/51	734,902	120,922
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	478,297	61,174
REMICS IFB Ser. 23-58, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 2.56%, 12/25/53	2,311,967	181,654
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	642,395	106,164
REMICs Ser. 21-3, Class IB, IO, 2.50%, 2/25/51	658,363	108,476
REMICs IFB Ser. 11-123, Class KS, IO, ((-1 x US 30 Day Average SOFR) + 6.49%), 2.146%, 10/25/41	11,783	853
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 1.796%, 3/25/48	278,522	26,722
REMICs Ser. 08-53, Class DO, PO, zero %, 7/25/38	10,027	8,645
Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	122,063	18,247
Ser. 24-4, Class IG, IO, 5.00%, 12/20/52	1,050,135	182,513
Ser. 22-125, Class CI, IO, 5.00%, 6/20/52	559,420	109,902
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	234,595	43,509
Ser. 14-76, IO, 5.00%, 5/20/44	130,328	27,354
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43	89,974	9,945
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43	42,115	8,609
IFB Ser. 23-66, Class PS, IO, ((-2.5 x US 30 Day Average SOFR) + 15.38%), 4.514%, 5/20/53	176,791	185,206
Ser. 21-89, Class IL, IO, 4.50%, 5/20/51	588,406	135,781
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	140,598	24,302
Ser. 13-39, Class IJ, IO, 4.50%, 3/20/43	391,987	61,733
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39	191,085	32,354
Ser. 21-214, Class AI, IO, 4.00%, 12/20/51	1,101,718	222,344
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	162,528	30,604
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	525,717	93,746
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39	186,051	11,700
Ser. 21-197, Class BI, IO, 3.50%, 11/20/51	649,928	82,158
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	1,214,313	187,221
Ser. 20-175, Class JI, IO, 3.50%, 11/20/50	1,351,289	246,327
Ser. 12-136, IO, 3.50%, 11/20/42	210,782	28,458
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41	16,165	384
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	59,875	3,011
Ser. 16-H18, Class QI, IO, 3.319%, 6/20/66(WAC)	367,664	19,350
FRB Ser. 16-H19, Class AI, IO, 3.258%, 9/20/66(WAC)	581,546	25,760
Ser. 16-H23, Class NI, IO, 3.022%, 10/20/66(WAC)	579,945	24,607
Ser. 21-176, Class GI, IO, 3.00%, 10/20/51	755,385	115,957
Ser. 21-188, Class IW, IO, 3.00%, 10/20/51	538,600	82,068
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	1,773,372	205,723
Ser. 21-76, Class NI, IO, 3.00%, 8/20/50	1,089,974	187,672
Ser. 14-174, Class AI, IO, 3.00%, 11/16/29	80,489	2,448
Ser. 15-H20, Class CI, IO, 2.991%, 8/20/65(WAC)	513,095	24,062
FRB Ser. 15-H16, Class XI, IO, 2.978%, 7/20/65(WAC)	228,966	12,377
Ser. 15-H14, Class AI, IO, 2.957%, 6/20/65(WAC)	468,332	21,839
Ser. 15-H22, Class AI, IO, 2.789%, 9/20/65(WAC)	606,341	28,126
Ser. 16-H24, Class JI, IO, 2.788%, 11/20/66(WAC)	195,109	11,158
Ser. 15-H13, Class AI, IO, 2.663%, 6/20/65(WAC)	340,877	16,262
Ser. 16-H13, Class IK, IO, 2.66%, 6/20/66(WAC)	305,757	26,961
IFB Ser. 23-20, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 7.00%), 2.656%, 2/20/53	2,513,863	185,131
IFB Ser. 24-4, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.606%, 1/20/54	2,460,843	189,357
IFB Ser. 23-173, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.95%), 2.606%, 11/20/53	1,824,233	111,790
Ser. 17-H03, Class KI, IO, 2.597%, 1/20/67(WAC)	509,831	39,349
IFB Ser. 23-7, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.90%), 2.556%, 1/20/53	2,039,871	142,810
Ser. 17-H04, Class BI, IO, 2.53%, 2/20/67(WAC)	353,589	14,538
Ser. 21-7, Class MI, IO, 2.50%, 1/20/51	934,035	139,145
Ser. 21-8, Class IP, IO, 2.50%, 1/20/51	1,113,463	161,465
Ser. 20-162, Class UI, IO, 2.50%, 10/20/50	829,527	117,931
Ser. 20-138, Class IB, IO, 2.50%, 9/20/50	989,991	141,018
Ser. 20-123, Class NI, IO, 2.50%, 8/20/50	568,242	83,744
Ser. 16-H27, Class GI, IO, 2.373%, 12/20/66(WAC)	690,696	39,180
Ser. 16-H06, Class DI, IO, 2.364%, 7/20/65(WAC)	312,597	10,116
Ser. 16-H24, Class BI, IO, 2.33%, 11/20/66(WAC)	1,218,373	45,878
Ser. 17-H06, Class MI, IO, 2.268%, 2/20/67(WAC)	516,451	21,985
IFB Ser. 13-182, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 6.59%), 2.266%, 12/20/43	103,243	13,381
Ser. 16-H07, Class PI, IO, 2.246%, 3/20/66(WAC)	754,746	43,911
Ser. 14-H21, Class AI, IO, 2.194%, 10/20/64(WAC)	567,426	19,824
IFB Ser. 11-156, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.49%), 2.166%, 4/20/38	1,323,560	181,117
Ser. 16-H24, IO, 2.125%, 9/20/66(WAC)	387,338	25,658
Ser. 15-H10, Class HI, IO, 2.085%, 4/20/65(WAC)	611,347	30,712
IFB Ser. 24-11, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.40%), 2.056%, 1/20/54	2,885,732	169,577
Ser. 16-H03, Class AI, IO, 1.996%, 1/20/66(WAC)	525,007	19,242
Ser. 17-H08, Class GI, IO, 1.962%, 2/20/67(WAC)	410,527	36,404
Ser. 15-H23, Class TI, IO, 1.962%, 9/20/65(WAC)	364,573	10,972
IFB Ser. 23-13, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 6.25%), 1.906%, 1/20/53	1,095,683	84,111
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 6/20/51	760,026	110,119
IFB Ser. 20-112, Class MS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 1.866%, 8/20/50	1,255,499	183,652
Ser. 16-H10, Class AI, IO, 1.846%, 4/20/66(WAC)	427,960	10,378
IFB Ser. 23-56, Class AS, IO, ((-1 x US 30 Day Average SOFR) + 6.16%), 1.816%, 4/20/53	3,479,483	248,118
IFB Ser. 13-87, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 1.766%, 6/20/43	480,085	50,754
IFB Ser. 19-158, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 1.716%, 9/16/43	463,100	46,178
IFB Ser. 23-181, Class DS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.656%, 11/20/53	3,466,958	191,448
IFB Ser. 23-101, Class HS, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.656%, 7/20/53	3,977,596	233,954
IFB Ser. 23-82, Class ES, IO, ((-1 x US 30 Day Average SOFR) + 6.00%), 1.656%, 6/20/53	2,687,954	132,556
IFB Ser. 23-19, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 11/20/49	1,870,775	219,422
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 10/20/49	559,953	66,829
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 1.616%, 9/20/49	565,331	65,027
Ser. 15-H04, Class AI, IO, 1.613%, 12/20/64(WAC)	358,210	10,698
Ser. 17-H08, Class NI, IO, 1.578%, 3/20/67(WAC)	346,310	11,363
IFB Ser. 19-121, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.566%, 10/20/49	226,926	25,975
IFB Ser. 20-47, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 1.566%, 5/20/44	390,165	42,269
IFB Ser. 23-40, Class SP, IO, ((-1 x US 30 Day Average SOFR) + 5.65%), 1.306%, 3/20/53	2,289,498	93,560
IFB Ser. 22-209, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 5.60%), 1.256%, 12/20/52	4,381,899	308,949
Ser. 17-H09, IO, 1.221%, 4/20/67(WAC)	386,399	12,051
Ser. 17-H10, Class MI, IO, 1.197%, 4/20/67(WAC)	390,793	12,133

		8,632,358
Commercial mortgage-backed securities (29.7%)
BANK
FRB Ser. 20-BN26, Class XA, IO, 1.196%, 3/15/63(WAC)	970,596	43,038
FRB Ser. 24-BNK48, Class XA, IO, 1.148%, 10/15/57(WAC)	779,144	66,132
BANK 144A Ser. 18-BN11, Class D, 3.00%, 3/15/61	59,000	43,972
Bank5 FRB Ser. 24-5YR10, Class XA, 1.191%, 10/15/57(WAC)	1,182,585	54,585
Barclays Commercial Mortgage Trust 144A
Ser. 19-C4, Class E, 3.25%, 8/15/52	111,000	55,060
FRB Ser. 19-C5, Class F, 2.574%, 11/15/52(WAC)	80,000	45,224
BBCMS Mortgage Trust
FRB Ser. 24-5C29, Class XA, IO, 1.60%, 9/15/57(WAC)	1,468,031	90,518
FRB Ser. 25-C32, Class XA, IO, 1.13%, 2/15/62(WAC)	999,786	87,162
BDS, Ltd. 144A FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.501%, 11/16/38 (Cayman Islands)	42,313	42,378
Benchmark Mortgage Trust
FRB Ser. 18-B1, Class C, 4.204%, 1/15/51(WAC)	49,000	42,508
FRB Ser. 24-V10, Class XA, IO, 1.306%, 9/15/57(WAC)	1,157,964	57,934
Ser. 19-B15, Class XA, IO, 0.802%, 12/15/72(WAC)	1,084,241	30,973
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.053%, 4/10/51(WAC)	77,000	51,304
Ser. 19-B11, Class D, 3.00%, 5/15/52	115,000	56,214
Ser. 18-B1, Class E, 3.00%, 1/15/51(WAC)	108,000	52,920
Ser. 19-B13, Class D, 2.50%, 8/15/57	105,000	57,485
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44(WAC)	138,000	80,570
CD Commercial Mortgage Trust
FRB Ser. 17-CD3, Class C, 4.539%, 2/10/50(WAC)	134,000	56,981
Ser. 17-CD3, Class B, 3.984%, 2/10/50(WAC)	60,000	40,584
Ser. 17-CD4, Class B, 3.947%, 5/10/50(WAC)	109,000	102,023
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	140,000	30,496
Ser. 19-CD8, Class D, 3.00%, 8/15/57	84,000	49,117
Citigroup Commercial Mortgage Trust FRB Ser. 15-P1, Class C, 4.387%, 9/15/48(WAC)	68,000	65,527
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 13-GC17, Class D, 5.076%, 11/10/46(WAC)	89,272	87,128
FRB Ser. 15-GC27, Class D, 4.529%, 2/10/48(WAC)	137,475	131,946
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 4.751%, 4/10/47(WAC)	119,000	111,973
FRB Ser. 14-CR17, Class C, 4.723%, 5/10/47(WAC)	148,000	136,077
FRB Ser. 13-CR13, Class C, 4.646%, 11/10/46(WAC)	15,655	14,550
FRB Ser. 15-CR23, Class C, 4.492%, 5/10/48(WAC)	72,000	68,725
Ser. 14-CR17, Class B, 4.377%, 5/10/47	53,660	52,476
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	103,862	97,743
Ser. 14-UBS5, Class AM, 4.193%, 9/10/47(WAC)	45,519	44,968
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	85,000	82,089
Ser. 14-UBS3, Class AM, 4.012%, 6/10/47	68,128	65,145
FRB Ser. 15-CR26, Class D, 3.463%, 10/10/48(WAC)	85,000	69,852
COMM Mortgage Trust 144A
FRB Ser. 13-LC13, Class D, 5.372%, 8/10/46(WAC)	100,976	86,731
FRB Ser. 14-CR17, Class D, 4.787%, 5/10/47(WAC)	144,000	117,982
FRB Ser. 15-LC19, Class E, 4.216%, 2/10/48(WAC)	115,000	90,575
Ser. 12-CR4, Class B, 3.703%, 10/15/45	123,000	88,696
Ser. 17-COR2, Class D, 3.00%, 9/10/50	113,000	98,080
FRB Ser. 18-COR3, Class D, 2.814%, 5/10/51(WAC)	40,000	14,453
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C3, Class C, 4.362%, 8/15/48(WAC)	56,000	49,608
FRB Ser. 15-C2, Class C, 4.237%, 6/15/57(WAC)	50,000	46,283
FRB Ser. 15-C2, Class D, 4.237%, 6/15/57(WAC)	55,000	43,175
Ser. 15-C1, Class B, 3.96%, 4/15/50(WAC)	88,000	84,126
FRB Ser. 15-C1, Class C, 3.96%, 4/15/50(WAC)	124,000	113,001
CSAIL Commercial Mortgage Trust 144A Ser. 19-C17, Class D, 2.50%, 9/15/52	138,000	67,546
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.288%, 8/10/44(WAC)	115,492	111,120
Federal Home Loan Mortgage Corporation Multifamily Structured Credit Risk FRB Ser. 21-MN1, Class M2, 8.09%, 1/25/51	85,000	88,547
Federal Home Loan Mortgage Corporation 144A
Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 8.34%, 11/25/51	148,000	154,245
Multifamily Structired Credit Risk FRB Ser. 21-MN1, Class M1, 6.34%, 1/25/51	51,603	51,434
Government National Mortgage Association FRB Ser. 24-32, IO, 0.705%, 6/16/63	826,595	43,042
GS Mortgage Securities Trust
FRB Ser. 14-GC24, Class B, 4.417%, 9/10/47(WAC)	100,000	93,533
Ser. 14-GC22, Class AS, 4.113%, 6/10/47	111,000	103,053
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.438%, 9/10/47(WAC)	123,000	51,034
FRB Ser. 13-GC13, Class D, 3.878%, 7/10/46(WAC)	105,000	74,982
Ser. 17-GS5, Class D, 3.509%, 3/10/50(WAC)	61,000	13,534
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.51%, 9/15/47(WAC)	73,000	66,778
FRB Ser. 14-C18, Class B, 4.484%, 2/15/47(WAC)	50,252	48,637
FRB Ser. 14-C25, Class B, 4.347%, 11/15/47(WAC)	95,000	88,558
FRB Ser. 13-C12, Class D, 3.86%, 7/15/45(WAC)	87,000	80,094
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. C14, Class D, 3.935%, 8/15/46(WAC)	116,000	89,499
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.757%, 6/15/51(WAC)	53,000	46,621
Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	46,000	30,559
JPMDB Commercial Mortgage Securities Trust 144A FRB Ser. 16-C2, Class D, 3.322%, 6/15/49(WAC)	157,000	73,116
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.287%, 4/15/46(WAC)	62,000	15,202
FRB Ser. 13-C10, Class C, 4.076%, 12/15/47(WAC)	28,412	26,810
Ser. 13-LC11, Class B, 3.499%, 4/15/46	31,865	29,992
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.533%, 2/15/46(WAC)	145,000	129,162
FRB Ser. 12-LC9, Class D, 3.577%, 12/15/47(WAC)	100,000	94,889
LSTAR Commercial Mortgage Trust 144A Ser. 17-5, Class A5, 3.549%, 3/10/50	60,000	58,134
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C12, Class C, 4.749%, 10/15/46(WAC)	15,662	14,709
FRB Ser. 15-C25, Class C, 4.538%, 10/15/48(WAC)	122,000	115,501
FRB Ser. 15-C24, Class C, 4.318%, 5/15/48(WAC)	104,000	100,391
FRB Ser. 14-C16, Class B, 4.225%, 6/15/47(WAC)	12,214	12,080
FRB Ser. 15-C22, Class C, 4.202%, 4/15/48(WAC)	98,000	84,846
FRB Ser. 17-C34, Class C, 4.171%, 11/15/52(WAC)	60,000	51,217
Ser. 14-C19, Class C, 4.00%, 12/15/47	31,235	30,248
FRB Ser. 13-C10, Class B, 3.98%, 7/15/46(WAC)	73,955	69,150
FRB Ser. 13-C9, Class C, 3.716%, 5/15/46(WAC)	58,000	53,347
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	79,688	75,999
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.568%, 8/15/45(WAC)	63,000	61,516
FRB Ser. 15-C24, Class E, 4.318%, 5/15/48(WAC)	82,000	68,078
FRB Ser. 15-C23, Class D, 4.137%, 7/15/50(WAC)	69,000	66,481
FRB Ser. 12-C6, Class E, 4.064%, 11/15/45(WAC)	124,000	49,165
FRB Ser. 13-C10, Class F, 3.98%, 7/15/46(WAC)	141,000	10,871
Ser. 15-C24, Class D, 3.257%, 5/15/48	63,000	56,194
Morgan Stanley Capital I Trust
FRB Ser. 18-H3, Class C, 4.854%, 7/15/51(WAC)	88,000	82,043
FRB Ser. 15-MS1, Class C, 4.018%, 5/15/48(WAC)	94,000	85,089
FRB Ser. 16-UB11, Class C, 3.691%, 8/15/49(WAC)	126,000	120,877
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 4.943%, 7/15/49(WAC)	41,645	40,838
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M10, 7.704%, 10/25/49	239,476	243,727
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 6.787%, 6/25/37	25,934	25,975
UBS Commercial Mortgage Trust
FRB Ser. 18-C13, Class C, 4.975%, 10/15/51(WAC)	54,000	49,091
FRB Ser. 18-C11, Class C, 4.876%, 6/15/51(WAC)	66,000	59,949
FRB Ser. 17-C3, Class C, 4.38%, 8/15/50(WAC)	94,000	87,702
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	74,969	70,727
FRB Ser. 18-C11, Class D, 3.00%, 6/15/51(WAC)	136,000	77,383
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-NXS5, Class D, 4.975%, 1/15/59(WAC)	51,000	43,959
FRB Ser. 18-C46, Class C, 4.95%, 8/15/51(WAC)	51,000	46,769
FRB Ser. 15-SG1, Class B, 4.464%, 9/15/48(WAC)	72,000	69,126
FRB Ser. 15-C29, Class D, 4.245%, 6/15/48(WAC)	99,000	94,444
FRB Ser. 20-C57, Class C, 4.023%, 8/15/53(WAC)	23,000	20,581
Ser. 15-C31, Class D, 3.852%, 11/15/48	104,000	91,389
FRB Ser. 13-LC12, Class B, 3.822%, 7/15/46(WAC)	53,417	51,468
Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	65,000	46,631
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C31, Class E, 4.591%, 11/15/48(WAC)	118,000	84,656
FRB Ser. 15-C30, Class D, 4.507%, 9/15/58(WAC)	98,000	95,444
Ser. 17-RB1, Class D, 3.401%, 3/15/50	61,000	32,389
Ser. 16-C33, Class D, 3.123%, 3/15/59	122,000	107,386
Ser. 20-C55, Class D, 2.50%, 2/15/53	100,000	63,462
WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C10, Class C, 4.311%, 12/15/45(WAC)	57,000	47,933
FRB Ser. 14-C23, Class B, 4.293%, 10/15/57(WAC)	50,000	46,712
Ser. 14-C21, Class C, 4.234%, 8/15/47(WAC)	90,000	85,726
FRB Ser. 14-C21, Class B, 4.213%, 8/15/47(WAC)	89,562	86,644
FRB Ser. 13-C11, Class C, 3.75%, 3/15/45(WAC)	74,000	70,469
WFRBS Commercial Mortgage Trust FRB Ser. 13-C15, Class C, 4.206%, 8/15/46(WAC)	88,000	73,835

		7,950,425
Residential mortgage-backed securities (non-agency) (25.2%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	186,245	190,105
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	114,168	116,056
Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	108,577	109,448
Ser. 23-NQM2, Class A1, 6.132%, 5/25/68	102,498	103,000
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 4.625%, 5/25/47	358,927	212,001
Bayview Financial Mortgage Pass-Through Trust Ser. 06-C, Class 1A3, 6.528%, 11/28/36	107,520	104,997
BRAVO Residential Funding Trust 144A Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	116,068	117,080
Carrington Mortgage Loan Trust FRB Ser. 06-NC2, Class A4, (CME Term SOFR 1 Month + 0.59%), 4.915%, 6/25/36	293,443	284,380
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 4.615%, 11/25/47	112,069	99,235
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	152,202	154,481
Countrywide Alternative Loan Trust FRB Ser. 06-OA19, Class A1, (CME Term SOFR 1 Month + 0.29%), 4.614%, 2/20/47	143,485	115,364
Countrywide Asset-Backed Certificates FRB Ser. 07-10, Class 1A1, (CME Term SOFR 1 Month + 0.29%), 4.615%, 6/25/47	170,489	161,022
Cross Mortgage Trust 144A Ser. 24-H1, Class A1, stepped-coupon 6.085% (7.085%, 1/1/28), 12/25/68(STP)	193,322	194,428
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA1, Class B, (US 30 Day Average SOFR + 8.91%), 13.254%, 3/25/28	246,715	251,292
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	42,960	41,911
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 16.704%, 2/25/49	222,000	271,151
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 15.84%, 10/25/50	56,000	77,207
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 15.454%, 10/25/48	413,000	515,658
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 15.204%, 1/25/49	32,000	39,754
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 14.954%, 3/25/49	114,000	136,265
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 14.454%, 8/25/50	65,000	86,792
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 14.454%, 7/25/50	64,000	85,225
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class B2, (US 30 Day Average SOFR + 9.75%), 14.09%, 4/25/42	50,000	56,246
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 12.804%, 1/25/48	200,000	237,496
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 12.204%, 9/25/48	431,000	496,475
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	69,000	66,556
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	132,455	129,461
Seasoned Credit Risk Transfer Trust FRB Ser. 18-3, Class 3, 4.75%, 8/25/57(WAC)	70,000	67,620
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 16.204%, 10/25/28	154,343	170,361
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 14.704%, 1/25/29	195,793	214,801
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 8.84%, 1/25/42	35,000	36,616
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.554%, 7/25/39	61,698	63,648
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 8.554%, 9/25/31	48,856	51,605
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 8.104%, 2/25/40	79,000	82,595
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 7.454%, 1/25/40	35,000	35,845
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.34%, 1/25/42	292,000	298,073
JPMorgan Alternative Loan Trust FRB Ser. 06-A6, Class 1A1, (CME Term SOFR 1 Month + 0.43%), 4.755%, 11/25/36	54,356	46,452
JPMorgan Mortgage Trust 144A FRB Ser. 24-9, Class A11, (US 30 Day Average SOFR + 1.35%), 5.69%, 2/25/55	168,250	168,829
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE9, Class M2, (CME Term SOFR 1 Month + 1.04%), 5.365%, 11/25/34	1,079	1,045
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.199%, 2/26/37	53,552	49,088
Morgan Stanley Residential Mortgage Loan Trust 144A
Ser. 24-NQM2, Class A1, stepped-coupon 6.386% (7.386%, 5/1/28), 5/25/69(STP)	182,826	184,918
FRB Ser. 24-4, Class AF, (US 30 Day Average SOFR + 1.35%), 5.69%, 9/25/54	104,334	104,571
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.802%, 7/25/54	129,498	129,200
Saluda Grade Alternative Mortgage Trust 144A Ser. 24-RTL5, Class A1, stepped-coupon 7.762% (9.262%, 9/1/26), 4/25/30(STP)	170,000	171,420
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.285%, 5/25/47	345,361	276,320
FRB Ser. 06-AR7, Class A1BG, (CME Term SOFR 1 Month + 0.23%), 4.555%, 8/25/36	19,715	17,364
Towd Point Mortgage Trust 144A Ser. 19-2, Class A2, 3.75%, 12/25/58(WAC)	102,000	92,176
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR8, Class 2AC2, (CME Term SOFR 1 Month + 1.03%), 5.355%, 7/25/45	53,640	51,598

		6,767,231

Total mortgage-backed securities (cost $23,771,619)		$23,350,014

SHORT-TERM INVESTMENTS (9.4%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	912,676	$912,676
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(P)	Shares	120,000	120,000
U.S. Treasury Bills 4.312%, 4/8/25(SEG)		$1,000,000	999,175
U.S. Treasury Bills 4.305%, 4/22/25		500,000	498,762

Total short-term investments (cost $2,530,633)			$2,530,613
TOTAL INVESTMENTS

Total investments (cost $69,294,655)			$68,936,050

FUTURES CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	52	$10,772,938	$10,772,938	Jun-25	$(50,931)
U.S. Treasury Note Ultra 10 yr (Short)	100	11,412,500	11,412,500	Jun-25	(143,917)

Unrealized appreciation					—

Unrealized (depreciation)					(194,848)

Total					$(194,848)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(3.428)/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	$1,692,900	$(97,426)	$17,560
3.428/US SOFR/Aug-37 (Purchased)	Aug-27/3.428	1,692,900	(97,426)	(38,356)
Barclays Bank PLC
1.945/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	2,252,500	(142,776)	(54,697)
(1.945)/US SOFR/Jun-51 (Purchased)	Jun-31/1.945	2,252,500	(561,567)	151,406
BNP Paribas
(3.30)/US SOFR/Feb-27 (Written)	Feb-26/3.30	11,700,000	25,740	(11,408)
3.85/US SOFR/Feb-27 (Purchased)	Feb-26/3.85	7,800,000	(32,370)	13,198
3.65/US SOFR/Jun-35 (Purchased)	Jun-25/3.65	4,992,500	(76,510)	(18,088)
3.55/US SOFR/May-35 (Purchased)	May-25/3.55	4,992,500	(81,503)	(46,585)
(3.10)/US SOFR/Jun-35 (Written)	Jun-25/3.10	2,496,200	10,983	5,706
(3.00)/US SOFR/May-35 (Written)	May-25/3.00	2,496,200	12,481	10,180
(3.80)/US SOFR/Jun-35 (Written)	Jun-25/3.80	2,496,200	51,172	7,623
(3.70)/US SOFR/May-35 (Written)	May-25/3.70	2,496,200	54,168	25,653
3.8325/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325	334,100	(7,968)	674
(3.8325)/US SOFR/Sep-35 (Purchased)	Sep-25/3.8325	334,100	(7,968)	(1,535)
Citibank, N.A.
(3.39)/US SOFR/Oct-27 (Written)	Oct-25/3.39	10,000,000	87,000	34,730
(3.40)/US SOFR/Oct-27 (Purchased)	Oct-25/3.40	10,000,000	(88,000)	(10,940)
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45	2,319,100	(102,968)	(28,956)
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95	2,319,100	(107,954)	(11,057)
(4.00)/US SOFR/Dec-30 (Purchased)	Dec-25/4.00	1,430,300	(16,162)	(3,211)
Goldman Sachs International
3.70/US SOFR/Jul-35 (Purchased)	Jul-25/3.70	4,992,500	(59,910)	16,635
(3.85)/US SOFR/Jul-35 (Written)	Jul-25/3.85	2,496,200	40,626	(13,425)
(3.15)/US SOFR/Jul-35 (Written)	Jul-25/3.15	2,496,200	8,737	142
Mizuho Capital Markets LLC
4.01/US SOFR/Mar-52 (Purchased)	Mar-32/4.01	90,000	(10,791)	642
(4.01)/US SOFR/Mar-52 (Purchased)	Mar-32/4.01	90,000	(10,791)	(200)

Unrealized appreciation				284,149

Unrealized (depreciation)				(238,458)

Total				$45,691

TBA SALE COMMITMENTS OUTSTANDING at 3/31/25 (proceeds receivable $6,460,703) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 5.00%, 4/1/55	$3,000,000	4/21/25	$2,951,095
Uniform Mortgage-Backed Securities, 6.50%, 4/1/55	1,000,000	4/14/25	1,031,276
Uniform Mortgage-Backed Securities, 2.50%, 4/1/55	3,000,000	4/14/25	2,495,010

Total			$6,477,381

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/25 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$935,000	$4,105		$(12,265)	3/19/30	3.75% — Annually	US SOFR — Annually	$(16,402)
		646,000	849		(3,101)	3/19/35	3.75% — Annually	US SOFR — Annually	(2,195)
		1,024,000	44,883		81,289	3/19/55	US SOFR — Annually	3.55% — Annually	36,369
		26,340,000	60,635	(E)	29,051	6/18/27	3.75% — Annually	US SOFR — Annually	(31,584)
		874,000	5,017	(E)	(3,303)	6/18/30	US SOFR — Annually	3.75% — Annually	1,714
		881,000	6,831	(E)	787	6/18/35	US SOFR — Annually	3.85% — Annually	7,619
		1,637,000	18,480	(E)	(15,127)	6/18/55	US SOFR — Annually	3.85% — Annually	3,351

	Total				$77,331				$(1,128)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.13 Index	B+/P	$91,070	$213,000	$75,359	12/16/72	500 bp — Monthly	$15,917
	CMBX NA BB.6 Index	BB-/P	16,692	48,946	11,302	5/11/63	500 bp — Monthly	5,438
	CMBX NA BBB-.16 Index	BBB-/P	3,182	14,000	2,423	4/17/65	300 bp — Monthly	767
	Goldman Sachs International
	CMBX NA BB.6 Index	BB-/P	3,298	9,687	2,237	5/11/63	500 bp — Monthly	1,071
	CMBX NA BBB-.16 Index	BBB-/P	1,848	9,000	1,558	4/17/65	300 bp — Monthly	296
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	81	1,000	68	12/16/72	200 bp — Monthly	13
	CMBX NA BB.10 Index	CCC+/P	2,006	25,000	12,928	5/11/63	500 bp — Monthly	(10,897)
	Merrill Lynch International
	CMBX NA A.13 Index	A-/P	11,339	87,000	5,899	12/16/72	200 bp — Monthly	5,475
	CMBX NA A.13 Index	A-/P	11,581	87,000	5,899	12/16/72	200 bp — Monthly	5,716
	CMBX NA A.15 Index	A-/P	65	4,000	253	11/18/64	200 bp — Monthly	(187)
	CMBX NA BB.6 Index	BB-/P	335	1,530	353	5/11/63	500 bp — Monthly	(16)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.13 Index	B+/P	23,002	51,000	18,044	12/16/72	500 bp — Monthly	5,007
	CMBX NA BB.6 Index	CCC-/P	25,456	72,910	16,835	5/11/63	500 bp — Monthly	8,692
	CMBX NA BBB-.16 Index	BBB-/P	1,591	7,000	1,212	4/17/65	300 bp — Monthly	384

Upfront premium received			191,546		Unrealized appreciation			48,776

Upfront premium (paid)			—		Unrealized (depreciation)			(11,100)

	Total		$191,546				Total	$37,676
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2025. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(32,485)	$70,000	$36,197	11/17/59	(500 bp) — Monthly	$3,644
	CMBX NA BB.10 Index	(9,672)	24,000	12,410	11/17/59	(500 bp) — Monthly	2,715
	CMBX NA BB.10 Index	(9,672)	24,000	12,410	11/17/59	(500 bp) — Monthly	2,715
	CMBX NA BB.10 Index	(5,239)	13,000	6,722	11/17/59	(500 bp) — Monthly	1,471
	CMBX NA BB.8 Index	(15,155)	32,526	16,172	10/17/57	(500 bp) — Monthly	985
	CMBX NA BBB-.10 Index	(13,826)	46,000	8,929	11/17/59	(300 bp) — Monthly	(4,924)
	CMBX NA BBB-.12 Index	(80,881)	285,000	53,438	8/17/61	(300 bp) — Monthly	(27,609)
	CMBX NA BBB-.8 Index	(16,227)	66,999	11,162	10/17/57	(300 bp) — Monthly	(5,104)
	Goldman Sachs International
	CMBX NA BB.8 Index	(5,308)	12,081	6,007	10/17/57	(500 bp) — Monthly	687
	JPMorgan Securities LLC
	CMBX NA A.15 Index	(364)	4,000	253	11/18/64	(200 bp) — Monthly	(113)
	CMBX NA BB.11 Index	(5,148)	5,099	1,177	5/11/63	(500 bp) — Monthly	(3,976)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.8 Index	(2,635)	5,576	2,772	10/17/57	(500 bp) — Monthly	132
	CMBX NA BBB-.10 Index	(70,816)	219,000	42,508	11/17/59	(300 bp) — Monthly	(28,436)
	CMBX NA BBB-.8 Index	(16,879)	65,404	10,896	10/17/57	(300 bp) — Monthly	(6,022)

Upfront premium received		—			Unrealized appreciation		12,349

Upfront premium (paid)		(284,307)			Unrealized (depreciation)		(76,184)

	Total	$(284,307)				Total	$(63,835)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
CME	Chicago Mercantile Exchange
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam VT Mortgage Securities Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $26,822,741.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
Short-term investments
	Putnam Short Term Investment Fund Class P*	$2,732,792	$3,464,401	$5,284,517	$10,257	$912,676

	Total Short-term investments	$2,732,792	$3,464,401	$5,284,517	$10,257	$912,676
* Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $382,655.
At the close of the reporting period, the fund has deposited cash valued at $385,933 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $78,692 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$23,350,014	$—
U.S. government and agency mortgage obligations	—	43,055,423	—
Short-term investments	120,000	2,410,613	—

Totals by level	$120,000	$68,816,050	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(194,848)	$—	$—
Forward premium swap option contracts	—	45,691	—
TBA sale commitments	—	(6,477,381)	—
Interest rate swap contracts	—	(78,459)	—
Credit default contracts	—	66,602	—

Totals by level	$(194,848)	$(6,443,547)	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com